Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Entity Information [Line Items]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). They include the results of wholly owned and partially owned subsidiaries in which the Company has a controlling interest with all significant intercompany accounts and transactions eliminated. When the Company is the primary beneficiary of a variable interest entity in solar energy projects, they are consolidated.
Use of Estimates
In preparing the unaudited consolidated financial statements, the Company used estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Such estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results may differ from estimates under different assumptions or conditions.
Basic and Diluted Earnings (Loss) Per Share
Basic earnings (loss) per share is computed by dividing net income attributable to common stockholders by the number of weighted-average ordinary shares outstanding during the period. Diluted earnings (loss) per share is computed by adjusting basic earnings (loss) per share for the impact of weighted-average dilutive common equivalent shares outstanding during the period. Common equivalent shares represent the incremental shares issuable for unvested restricted Class A common stock and redeemable shares of Class B and Class B1 common stock.
Stock-Based Compensation
Stock-based compensation expense for all share-based payment awards is based on the estimated grant-date fair value and is accounted for in accordance with FASB ASC 718, Compensation—Stock Compensation. The Company recognizes these compensation costs net of an estimated forfeiture rate for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the award vesting term. For ratable awards, the Company recognizes compensation costs for all grants on a straight-line basis over the requisite service period of the entire award.
Derivative Financial Instruments
The Company recognizes its derivative instruments as assets or liabilities at fair value in the consolidated balance sheets. Accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated as part of a hedging relationship and on the type of hedging relationship.
The effective portion of changes in fair value of derivative instruments designated as cash flow hedges is reported as a component of other comprehensive income (loss) (“OCI”). Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged transaction affects earnings. The ineffective portion of changes in fair value is recorded as a component of net income (loss) on the consolidated statement of operations.
The change in fair value of undesignated derivative instruments is reported as a component of net income (loss) on the consolidated statement of operations.
Reclassification
Certain prior period balances have been reclassified to conform to current period presentation showing greater detail of certain current assets and liabilities in the Company’s consolidated financial statements and accompanying notes. Such reclassifications have no effect on previously reported balance sheet subtotals, results of operations, equity, or cash flows.
Recent Accounting Pronouncements
On May 28, 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU will replace most existing revenue recognition guidance in GAAP when it becomes effective. The new standard is effective for us on January 1, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is currently evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method or determined the effect of the standard on its ongoing financial reporting.
In August 2014, the FASB issued Accounting Standards Update No. 2014-15, Presentation of Financial Statements-Going Concern. ASU 2014-15 is intended to define management's responsibility to evaluate whether there is substantial doubt about an organization's ability to continue as a going concern and to provide related footnote disclosures. This guidance is effective for the annual period ending December 31, 2016 and interim and annual periods thereafter. We do not expect the adoption of this standard to have a material impact on our consolidated financial position, results of operations and cash flows.

Predecessor
Entity Information [Line Items]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
In preparing our combined consolidated financial statements, we use estimates and assumptions that may affect reported amounts and disclosures. Estimates are used when accounting for depreciation, amortization, leases, asset retirement obligations, the fair value of assets and liabilities recorded in connection with business combinations, accrued liabilities and income taxes, among others. Such estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results may differ from estimates under different assumptions or conditions.
Cash and Cash Equivalents
Cash and cash equivalents include all cash balances and money market funds with original maturity periods of three months or less when purchased.
Restricted Cash
Restricted cash consists of cash on deposit in financial institutions that is restricted from use in operations pursuant to requirements of certain debt agreements. These funds are used to pay for capital expenditures, current operating expenses and current debt service payments in accordance with the restrictions in the debt agreements. Restricted cash with maturity periods greater than one year are presented within other assets in the combined consolidated balance sheets. The amount of restricted cash included in other assets at December 31, 2013 and 2012 was $7,401 and $4,290, respectively.
Accounts Receivable
Accounts receivable are reported on the combined consolidated balance sheets at the invoiced amounts adjusted for any write-offs and the allowance for doubtful accounts. We establish an allowance for doubtful accounts to adjust our receivables to amounts considered to be ultimately collectible. Our allowance is based on a variety of factors, including the length of time receivables are past due, significant one-time events, the financial health of our customers and historical experience. There was no allowance for doubtful accounts or write-off of accounts receivable as of and for the years ended December 31, 2013 and 2012.
Property and Equipment
Property and equipment consists of solar energy systems and is stated at cost. Expenditures for major additions and improvements are capitalized, and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment is retired, or otherwise disposed of, the cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation of property and equipment is recognized using the straight-line method over the estimated useful lives of the solar energy systems of twenty to thirty years.
The Company is entitled to receive investment tax credits or grants in lieu of tax credits from various government agencies, both state and federal, for the construction of certain eligible items of property and equipment. The carrying value of the property and equipment has been reduced by the amount of the construction credits or grants received.
Capitalized Interest
Interest incurred on funds borrowed to finance construction of solar energy systems is capitalized until the system is ready for its intended use. The amount of interest capitalized during the year ended
December 31, 2013 was $3,599 and no amounts were capitalized during the year ended December 31, 2012. Interest costs charged to interest expense was $6,275 and $5,706 during the years ended December 31, 2013 and 2012, respectively.
Deferred Financing Costs
Financing costs incurred in connection with obtaining construction and term financing are deferred and amortized over the maturities of the respective financing arrangements using the effective-interest method. Amortization of deferred financing costs is capitalized during construction and recorded as interest expense in the consolidated statements of operations following commencement of commercial operation. Amortization of deferred financing costs capitalized during construction was $791 during the year ended December 31, 2013 and no amounts were capitalized during the year ended December 31, 2012. Amortization of deferred financing costs recorded as interest expense was $119 and $161 during the years ended December 31, 2013 and 2012, respectively.
Variable Interest Entities (“VIEs”)
The Company consolidates VIEs where the Company is the primary beneficiary. The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the performance of the entity and the obligation to absorb loses or the right to receive benefits that could potentially be significant to the entity.
Non-controlling Interests
Non-controlling interests represents the portion of net assets in consolidated entities that are not owned by the Company. For certain partnership structures where income is not allocated based on legal ownership percentages, we measure the income (loss) allocable to the non-controlling interest holders using a hypothetical liquidation of book value method that considers the terms of the governing contractual arrangements. The non-controlling interests’ balance is reported as a component of equity in the combined consolidated balance sheets. No income was allocated to the non-controlling interest holders in 2012 or 2013 as the non-controlling interest originated in late December 2013
Impairment of Long-lived Assets
Long-lived assets that are held and used are reviewed for impairment whenever events or changes in circumstances indicate carrying values may not be recoverable. An impairment loss is recognized if the total future estimated undiscounted cash flows expected from an asset are less than its carrying value. An impairment charge is measured as the difference between an asset’s carrying amount and fair value with the difference recorded in operating costs and expenses in the statement of operations. Fair values are determined by a variety of valuation methods, including appraisals, sales prices of similar assets and present value techniques. There were no impairments recognized during the years ended December 31, 2013 and 2012.
Capital Leases
The Company is party to a lease agreement that provided for the sale and simultaneous leaseback of a solar energy system. We record a lease liability and the solar energy system asset on our balance sheet at the present value of minimum lease payments.
Financing Lease Obligations
Certain of our assets were financed with sale lease back arrangements. Proceeds received from a sale leaseback are treated using the deposit method when the sale of the solar energy system is not recognizable. A sale is not recognized when the leaseback arrangements include a prohibited form of continuing involvement, such as an option or obligation to repurchase the assets under our master lease agreements. Under these arrangements, we do not recognize any profit until the sale is recognizable, which we expect will be at the end of the arrangement when the contract is cancelled and the initial deposits received are forfeited by the financing party.
Over the course of the leaseback arrangements we are required to make rental payments. These payments are treated as a financing arrangement. Interest expense is recognized using an effective yield method.
Asset Retirement Obligations
The Company operates under solar power services agreements with some customers that include a requirement for the removal of the solar energy systems at the end of the term of the agreement. Asset retirement obligations are recognized at fair value in the period in which they are incurred and the carrying amount of the related long-lived asset is correspondingly increased. Over time, the liability is accreted to its expected future value. The corresponding asset capitalized at inception is depreciated over the useful life of the solar energy system.
Revenue Recognition
Power Purchase Agreements
A significant majority of the Company’s revenues are obtained through the sale of energy pursuant to terms of power purchase agreements (“PPAs”) or other contractual arrangements which have a weighted average (based on MWs) remaining life of 17 years as of December 31, 2013. All PPAs are accounted for as operating leases, have no minimum lease payments and all of the rental income under these leases is recorded as income when the electricity is delivered. The contingent rental income recognized in the years ended December 31, 2013 and 2012 was $8,928 and $8,193, respectively.
Incentive Revenue
The Company also generates solar renewable energy certificates (“SRECs”) as it produces electricity. SRECs are accounted for as governmental incentives and are not considered output of the underlying solar energy systems. These SRECs are currently sold pursuant to agreements with third parties, our parent and a certain debt holder, and SREC revenue is recognized when the electricity is generated and the SREC is sold. Under the terms of certain debt agreements with a creditor, SRECs are transferred directly to the creditor to reduce principal and interest payments due under solar program loans and are therefore presented in the combined consolidated statements of cash flows as a non-cash reconciling item in determining cash flows from operations. Additionally, we have contractual agreements with our Sponsor for the sale of 100% of the SRECs generated by certain systems included in the initial portfolio. These SRECs are transferred directly to our Sponsor when they are generated. Revenue from the sale of SRECs under the terms of the solar program loans was $1,761 and $1,831 during the years ended December 31, 2013 and 2012, respectively. Revenue from the sale of SRECs to affiliates was $933 and $1,571 during the years ended December 31, 2013 and 2012, respectively. Revenue from the sale of SRECs to third parties was $1,371 during the year ended December 31, 2013 with no corresponding revenue for the year ended December 31, 2012.
The Company also receives performance-based incentives, or “PBIs,” from public utilities in connection with certain sponsored programs. The Company has a PBI arrangement with the state of California. PBI arrangements within the state of California are agreements whereby the Company will receive a set rate multiplied by the kWh production on a monthly basis for 60 months. The PBI revenue is recognized as energy is generated over the measurement period. The Company recognizes revenue based on the rate applicable at the time the energy is created and adjusts the amount recognized when the Company meets the threshold that qualifies it for the higher rate. PBI in the state of Colorado has a 20-year term at a fixed price per kWh produced. The revenue is recognized as energy is generated over the term of the agreement. Revenue from PBIs was $4,271 and $3,909 during the years ended December 31, 2013 and 2012, respectively.
Deferred Revenue
Deferred revenue consists of upfront incentives or subsidies received from various state governmental jurisdictions for operating certain of our solar energy systems. The amounts deferred are recognized as revenue on a straight-line basis over the depreciable life of the solar energy system as the Company fulfills its obligation to operate these solar energy systems. Recognition of deferred revenue was $205 and $190 during the years ended December 31, 2013 and 2012, respectively.
Income Taxes
Our income tax balances are determined and reported using a “separate return” method, or as though we filed separate returns for jurisdictions in which TerraForm Power’s operations are included in consolidated returns filed by the Parent. Income taxes as presented herein allocate current and deferred income taxes of the Parent to us in a manner that is systematic, rational and consistent with the asset and liability method. The sum of the amounts allocated to TerraForm Power’s carve-out tax provisions may not equal the historical consolidated provision. Under the separate return method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carry forwards.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in operations in the period that includes the enactment date. Valuation allowances are established when management determines that it is more likely than not that some portion, or all of the deferred tax asset, will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment.
Deferred income taxes arise primarily because of differences in the bases of assets or liabilities between financial statement accounting and tax accounting which are known as temporary differences. We record the tax effect of these temporary differences as deferred tax assets (generally items that can be used as a tax deduction or credit in future periods) and deferred tax liabilities (generally items for which we receive a tax deduction, but have not yet been recorded in the combined consolidated statement of operations).
We regularly review our deferred tax assets for realizability, taking into consideration all available evidence, both positive and negative, including historical pre-tax and taxable income, projected future pre-tax and taxable income and the expected timing of the reversals of existing temporary differences. In arriving at these judgments, the weight given to the potential effect of all positive and negative evidence is commensurate with the extent to which it can be objectively verified.
We believe our tax positions are in compliance with applicable tax laws and regulations. Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. We believe that our income tax accrued liabilities, including related interest, are adequate in relation to the potential for additional tax assessments. There is a risk, however, that the amounts ultimately paid upon resolution of audits could be materially different from the amounts previously included in our income tax expense and, therefore, could have a material impact on our tax provision, net income and cash flows.
Contingencies
We are involved in conditions, situations or circumstances in the ordinary course of business with possible gain or loss contingencies that will ultimately be resolved when one or more future events occur or fail to occur. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, that amount will be accrued. When no amount within the range is a better estimate than any other amount, however, the minimum amount in the range will be accrued. We continually evaluate uncertainties associated with loss contingencies and record a charge equal to at least the minimum estimated liability for a loss contingency when both of the following conditions are met: (i) information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements; and (ii) the loss or range of loss can be reasonably estimated. Legal costs are expensed when incurred. Gain contingencies are not recorded until realized or realizable.
Fair Value Measurements
We maintain various financial instruments recorded at cost in the December 31, 2013 and 2012 combined consolidated balance sheets that are not required to be recorded at fair value. For cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and accrued liabilities, the carrying amount approximates fair value because of the short-term maturity of the instruments. See Note 8 for disclosures related to the fair value of our long-term debt.
Foreign Currency Transactions
Transaction gains and losses that arise from exchange rate fluctuations on transactions and balances denominated in a currency other than the functional currency are generally included in the results of operations as incurred. Foreign currency transaction gains included in other income were $771 during the year ended December 31, 2013. There were no transaction gains or losses arising from exchange rate fluctuations during the period ended December 31, 2012.
Business Combinations
The Company accounts for its business combinations by recognizing in the financial statements the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree at fair value at the acquisition date. The Company also recognizes and measures the goodwill acquired or a gain from a bargain purchase in the business combination and determines what information to disclose to enable users of an entity’s financial statements to evaluate the nature and financial effects of the business combination. In addition, transaction costs are expensed as incurred.
Earnings Per Share
During the periods presented, TerraForm Power was wholly owned by the Parent and accordingly, no earnings per share has been calculated.
Comprehensive Income
TerraForm Power did not have other comprehensive income for the years ended December 31, 2013 and 2012 or accumulated other comprehensive income as of December 31, 2013 and 2012. As such, no statement of comprehensive income has been presented herein.

Supplemental Cash Flow Information
Following is information related to interest paid as well as certain non-cash investing and financing activities:

	For the year ended December 31,
	2013	2012
In thousands
Supplemental Disclosure:
Cash payments for interest	8,564	4,946
Schedule of non-cash investing and financing activities:
Amortization of deferred financing costs—included as construction in progress	791	—
Additions to deferred financing costs included in due to parent and affiliates	963	—
Additions from a non-monetary transaction by the parent:
Restricted cash	4,850	—
Property and equipment	34,514	—
Debt and financing lease obligations	(31,482)	—
Deferred tax liability	(2,253)	—
Total non-cash contribution from parent	5,629	—
Additions to property and equipment	54,090	3,978
Additions to ARO assets and obligations	4,518	37
Principal payments on long-term debt from solar renewable energy certificates	622	712

No income taxes were paid by TerraForm Power in the years ended December 31, 2013 and 2012.